SEGMENT REPORTING - Revenues earned from external customers for each group of similar products and services (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Revenues earned from external customers for each group of similar products and services
Revenues (*)	[1]	₫ 28,712,051	$ 1,203,052,500	₫ 14,965,591	₫ 16,028,182
Sale of spare parts
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		882,146	36,962,457	2,072,628	538,216
Automobiles | Sales of ICE vehicles
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		220,397	9,234,769	6,688,467	13,107,978
Automobiles | Sales of e-cars
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		23,499,733	984,653,189	3,582,632	5,402
Automobiles | Sales of e-buses
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		628,115	26,318,403	847,128	480,102
E-scooter | Sales of e-scooters
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		2,020,921	84,677,825	1,385,479	678,936
Spare parts and aftermarket services | Sale of spare parts
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		882,146	36,962,457	2,072,628	538,216
Spare parts and aftermarket services | Sale of smartphones
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers					1,031,571
Spare parts and aftermarket services | Aftermarket services
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		187,141	7,841,322	140,689	96,577
All other
Revenues earned from external customers for each group of similar products and services
Revenues earned from external customers		₫ 1,273,598	$ 53,364,535	₫ 248,568	₫ 89,400

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,716,922 million (USD826.1 million), respectively.